CASH AND BANK BALANCES (Details 1) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of CASH AND BANK BALANCES [Line Items]
Cash and cash equivalents	¥ 9,016	¥ 2,328	¥ 110	¥ 514
Renminbi
Disclosure Of CASH AND BANK BALANCES [Line Items]
Cash and cash equivalents	203	171
Hong Kong dollars
Disclosure Of CASH AND BANK BALANCES [Line Items]
Cash and cash equivalents	6	6
US dollars
Disclosure Of CASH AND BANK BALANCES [Line Items]
Cash and cash equivalents	¥ 8,807	¥ 2,151